Short-term notes payable (10K) (Tables)	12 Months Ended
Dec. 31, 2014
Short-term notes payable [Abstract]
Summary of demand notes and warrants
Detail on these demand notes and warrants is as follows:
	Phoenix Banner Holdings LLC		Michael W. Engmann		Kendu Partners Company		JAG Multi Investments		Philip Sassower
Date	Note Amount	Warrants	Note Amount	Warrants	Note Amount	Warrants	Note Amount	Warrants	Note Amount	Warrants
8/2/2013	$250
9/3/2013					$250
9/27/2013			$250
11/1/2013							$125	2,083
11/6/2013		4,167		4,167		4,167
12/13/2013			$150	5,000
12/17/2013									$125	2,083
Total	$250	4,167	$400	9,167	$250	4,167	$125	2,083	$125	2,083

Key assumptions used to calculate fair value of warrants

The warrants were valued using the Black Sholes Merton pricing model with the following assumptions:

Date	Expected Term	Volatility	Risk free interest rate	Dividend yield
11/6/2013	Three years	202.9%	0.58%	$0.00
11/26/2013	Three years	200.8%	0.55%	$0.00
12/3/2013	Three years	198.8%	0.68%	$0.00
12/17/2013	Three years	198.0%	0.68%	$0.00